Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

12. Shareholders’ equity

Ordinary shares

The Company was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on July 13, 2023. The authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares with a par value of US$1.00 each at the date of incorporation. During July and September 2023, the Group performed a series of Group Reorganization (detailed in Note 1) and 1,000 issued and outstanding ordinary shares.

On January 26, 2024, the Company effected a 4,000-for-1 share split of the Company’s ordinary shares. On February 8, 2024, the Company further effected a 5-for-1 share split of the Company’s ordinary shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of ordinary shares in this report have been retrospectively adjusted for the share split, as if such share split occurred on the first day of the years presented.

Subscription receivables

The balance represented the outstanding subscription consideration for the ordinary shares of the Company. They are recognized as deduction of equity in accordance with SAB Topic 4:E. The subscription receivables were settled in the year ended December 31, 2023.